Portfolio of investments
(unaudited)
Managed Allocation Fund February 28, 2023
1
SHARES SECURITY VALUE
AFFILIATED INVESTMENT COMPANIES—100.0%a
FIXED INCOME—40.1%
36,347,841
TIAA-CREF Core Plus Bond Fund $ 328,584,479
TOTAL FIXED INCOME 328,584,479
INTERNATIONAL EQUITY—20.8%
3,806,050
TIAA-CREF Emerging Markets Equity Fund 28,278,952
6,234,644
TIAA-CREF International Equity Fund 74,566,339
3,221,854
TIAA-CREF International Opportunities Fund 43,946,084
2,545,456
TIAA-CREF Quant International Small-Cap Equity Fund 24,029,108
TOTAL INTERNATIONAL EQUITY 170,820,483
U.S. EQUITY—39.1%
911,584
Nuveen Dividend Growth Fund 45,816,208
3,847,687
Nuveen Dividend Value Fund 52,443,974
2,568,375
Nuveen Growth Opportunities ETF 47,643,356
3,512,107
TIAA-CREF Growth & Income Fund 46,113,970
2,732,278
TIAA-CREF Large-Cap Growth Fund 47,814,871
2,725,123
TIAA-CREF Large-Cap Value Fund 52,594,875
805,890
TIAA-CREF Quant Small-Cap Equity Fund 13,200,482
1,200,478
TIAA-CREF Quant Small/Mid-Cap Equity Fund 15,258,077
TOTAL U.S. EQUITY 320,885,813
TOTAL AFFILIATED INVESTMENT COMPANIES 820,290,775
(Cost $795,856,466)
PRINCIPAL ISSUER RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.1%
GOVERNMENT AGENCY DEBT—0.1%
$755,000 Federal Farm Credit Bank (FFCB) 0 .000% 03/01/23 755,000
TOTAL GOVERNMENT AGENCY DEBT 755,000
TOTAL SHORT-TERM INVESTMENTS 755,000
(Cost $755,000)
TOTAL INVESTMENTS—100.1% 821,045,775
(Cost $796,611,466)
OTHER ASSETS & LIABILITIES, NET—(0.1)% (639,641)
NET ASSETS—100.0% $ 820,406,134
ETF Exchange Traded Fund
a The Fund invests its assets in the affiliated Nuveen Growth Opportunities ETF, Institutional Class shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds.

Managed Allocation Fund February 28, 2023
Notes to portfolio of investments
(unaudited)
2
Organization and significant accounting policies
Part F of Form N-PORT was prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report. For a full set of financial statement notes, please refer to the most recently filed annual or semiannual report.
Valuation of investments
The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:
Investments in registered investment companies: Investments in investment companies are valued at their respective NAVs or share price on the valuation date and are generally classified as Level 1.
The following table summarizes the market value of the Fund’s investments as of February 28, 2023, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3 Total
Managed Allocation
Registered investment companies $820,290,775 $— $— $820,290,775
Short-term investments — 755,000 — 755,000
Total $820,290,775 $755,000 $— $821,045,775
1 1 1 1 1
A12453-B (4/23)